Dispositions (Details) - USD ($) $ in Millions			3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 15, 2014	Mar. 21, 2014	Mar. 21, 2014	Aug. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 28, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses, net of cash divested					$ 0.0	$ 0.0	$ 1,521.8
Gain (Loss) on Divestiture of Businesses					0.0	7.6	$ 895.4
Current Assets					7,021.0	5,741.2
Current Liabilities					$ 4,865.8	$ 4,146.3
Sera & Media, Gene Modulation and Magnetic Beads Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses, net of cash divested		$ 1,060.0
Proceeds from sale of businesses, net of cash divested and income tax payments		800.0
Gain (Loss) on Divestiture of Businesses		$ 761.0
Revenues			$ 61.0					$ 250.0
Operating Income			$ 12.0					64.0
Cole-Parmer specialty channel business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses, net of cash divested	$ 480.0
Gain (Loss) on Divestiture of Businesses	134.0
After-tax Gain (Loss) on Divestiture of Businesses	$ (4.0)
Revenues				$ 149.0				232.0
Operating Income				$ 28.0				$ 43.0
Current Assets									$ 39.5
Long-term Assets									400.3
Current Liabilities									15.5
Long-term Liabilities									$ 84.1